Prepayments, Receivables and Other Assets	6 Months Ended
Sep. 30, 2022
Prepayments Receivables And Other Assets [Abstract]
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

NOTE 6 – PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

Prepayments, receivables and other assets consisted of the following as of September 30, 2022 and March 31, 2022:

	September 30, 2022 (Unaudited)	March 31, 2022

Receivable from a third-party company	$456,878	$575,773
Others	583,155	288,936
Total prepayments, receivables and other assets	1,040,033	864,709
Less: allowance for doubtful accounts	-	-
Prepayments, receivables and other assets, net	$1,040,033	$864,709

In June 2019, Taizhou Suxuantang entered into a limited partnership agreement with Huangshan Panjie Investment Management Co., Ltd. (the “Fund” or “Huangshan Panjie”). The company is committed to contribute $7 million (RMB50 million) into the Fund in two installments, with one installment of $3.5 million (RMB 25 million) made on June 14, 2019, and the second installment of $3.5 million (RMB 25 million) to be made no later than October 31, 2019. In June 2020, the Company agreed with the Fund, the GP and other limited partners to withdraw the installment of $3.5 million (RMB 25 million) made on June 14, 2019. For the six months ended September 30, 2022, the years ended March 31, 2022 and 2021, the Company received payments of $59,425 (RMB 400,000), $15,581 (RMB 100,000), and $3.1 million (RMB 21.25 million) from Huangshan Panjie. The Company had applied for execution on Huangshan Panjie and expected to receive the rest investment balance and interest before June 30, 2023.